Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 4.6%
BAE Systems PLC	2,785,913	$72,128,249
Boeing Co*	108,879	22,813,417
General Electric Co	244,271	62,872,913
Howmet Aerospace Inc	198,870	37,015,673
		194,830,252
Airlines – 0.6%
Ryanair Holdings PLC	829,767	23,474,752
Automobiles – 0.5%
Toyota Motor Corp	1,329,100	23,011,642
Banks – 7.9%
Banco Bilbao Vizcaya Argentaria SA#	2,488,323	38,260,926
BNP Paribas SA	361,390	32,485,260
Erste Group Bank AG	503,864	42,906,538
HDFC Bank Ltd	781,140	18,231,610
JPMorgan Chase & Co	317,779	92,127,310
Natwest Group PLC	6,045,175	42,427,812
Resona Holdings Inc	1,984,100	18,354,200
UniCredit SpA	757,837	50,796,786
		335,590,442
Beverages – 1.3%
Constellation Brands Inc - Class A	107,975	17,565,373
Monster Beverage Corp*	389,159	24,376,920
Pernod Ricard SA	148,871	14,833,796
		56,776,089
Biotechnology – 1.5%
Amgen Inc	44,899	12,536,250
Argenx SE (ADR)*	29,330	16,167,282
Ascendis Pharma A/S (ADR)*	44,360	7,656,536
Avidity Biosciences Inc*	116,097	3,297,155
Vaxcyte Inc*	89,363	2,905,191
Vertex Pharmaceuticals Inc*	46,231	20,582,041
		63,144,455
Building Products – 0.8%
Trane Technologies PLC	79,583	34,810,400
Capital Markets – 3.2%
Ares Management Corp - Class A	141,780	24,556,296
Blackstone Group Inc	171,723	25,686,326
Charles Schwab Corp	285,568	26,055,224
LPL Financial Holdings Inc	86,280	32,352,412
Morgan Stanley	198,423	27,949,864
		136,600,122
Chemicals – 0.6%
Ecolab Inc	87,484	23,571,689
Consumer Finance – 1.3%
Capital One Financial Corp	198,920	42,322,219
OneMain Holdings Inc	250,136	14,257,752
		56,579,971
Diversified Financial Services – 3.6%
Apollo Global Management Inc	148,401	21,053,650
Mastercard Inc - Class A	117,338	65,936,916
Visa Inc	180,107	63,946,990
		150,937,556
Electric Utilities – 0.6%
Xcel Energy Inc	383,330	26,104,773
Electrical Equipment – 0.9%
Eaton Corp PLC	105,607	37,700,643
Electronic Equipment, Instruments & Components – 1.1%
Hexagon AB - Class B	4,679,862	47,090,586
Entertainment – 2.9%
Liberty Media Corp-Liberty Formula One - Series C*	425,151	44,428,279
Netflix Inc*	46,540	62,323,110
Spotify Technology SA*	22,437	17,216,808
		123,968,197

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	178,210	$24,238,342
Boston Scientific Corp*	231,618	24,878,089
DexCom Inc*	120,562	10,523,857
Intuitive Surgical Inc*	26,859	14,595,449
Lantheus Holdings Inc*	116,651	9,549,051
		83,784,788
Health Care Providers & Services – 1.1%
McKesson Corp	27,074	19,839,286
UnitedHealth Group Inc	78,728	24,560,774
		44,400,060
Hotels, Restaurants & Leisure – 3.6%
Booking Holdings Inc	5,544	32,095,547
Chipotle Mexican Grill Inc*	370,332	20,794,142
DoorDash Inc - Class A*	101,053	24,910,575
Flutter Entertainment PLC*	42,909	12,261,676
Hilton Worldwide Holdings Inc	92,446	24,622,068
McDonald's Corp	121,797	35,585,429
Wingstop Inc	8,676	2,921,556
		153,190,993
Independent Power and Renewable Electricity Producers – 1.9%
RWE AG	407,261	16,994,791
Vistra Corp	336,101	65,139,735
		82,134,526
Industrial Conglomerates – 1.4%
3M Co	390,320	59,422,317
Insurance – 3.1%
Arthur J Gallagher & Co	111,164	35,585,820
AXA SA	420,330	20,629,359
Beazley PLC	1,833,722	23,530,228
Progressive Corp/The	198,024	52,844,685
		132,590,092
Interactive Media & Services – 5.8%
Alphabet Inc - Class C	547,829	97,179,386
Meta Platforms Inc - Class A	201,907	149,025,538
		246,204,924
Life Sciences Tools & Services – 0.4%
Danaher Corp	91,201	18,015,845
Machinery – 2.6%
Alstom SA*	1,651,813	38,521,032
Atlas Copco AB - Class A	2,249,951	36,365,127
Deere & Co	71,952	36,586,873
		111,473,032
Metals & Mining – 1.1%
Rio Tinto PLC	227,903	13,277,269
Teck Resources Ltd	825,057	33,369,484
		46,646,753
Multiline Retail – 3.2%
Amazon.com Inc*	608,124	133,416,324
Oil, Gas & Consumable Fuels – 3.9%
Canadian Natural Resources Ltd	749,292	23,552,951
Cheniere Energy Inc	52,450	12,772,624
Chevron Corp	163,580	23,423,020
ConocoPhillips	190,965	17,137,199
EOG Resources Inc	110,138	13,173,606
Marathon Petroleum Corp	20,835	3,460,902
Suncor Energy Inc	479,123	17,949,518
TC Energy Corp#	696,675	34,015,096
TotalEnergies SE	294,528	18,073,246
		163,558,162
Personal Products – 1.7%
Unilever PLC	1,151,917	70,224,281
Pharmaceuticals – 4.3%
AstraZeneca PLC	306,413	42,556,777
Eli Lilly & Co	68,693	53,548,254
Roche Holding AG	133,963	43,646,500
Sanofi	360,242	34,881,154
Verona Pharma PLC (ADR)*	87,780	8,302,233
		182,934,918

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Professional Services – 0.5%
Booz Allen Hamilton Holding Corp	220,575	$22,968,475
Semiconductor & Semiconductor Equipment – 12.6%
Analog Devices Inc	71,975	17,131,490
ASML Holding NV	39,481	31,508,911
Broadcom Inc	384,861	106,086,935
Lam Research Corp	232,189	22,601,277
NVIDIA Corp	1,725,374	272,591,838
ON Semiconductor Corp*	293,559	15,385,427
Taiwan Semiconductor Manufacturing Co Ltd	1,909,000	69,282,706
		534,588,584
Software – 10.8%
Atlassian Corp - Class A*	53,426	10,850,286
Autodesk Inc*	123,118	38,113,639
Cadence Design Systems Inc*	79,491	24,495,152
Constellation Software Inc/Canada	3,495	12,816,711
Datadog Inc - Class A*	128,393	17,247,032
HubSpot Inc*	18,374	10,227,520
Intuit Inc	62,884	49,529,325
Microsoft Corp	481,690	239,597,423
Oracle Corp	76,305	16,682,562
ServiceNow Inc*	17,506	17,997,568
Synopsys Inc*	36,921	18,928,658
		456,485,876
Specialized Real Estate Investment Trusts (REITs) – 0.7%
American Tower Corp	139,708	30,878,262
Specialty Retail – 1.9%
O'Reilly Automotive Inc*	426,375	38,429,179
TJX Cos Inc	338,025	41,742,707
		80,171,886
Technology Hardware, Storage & Peripherals – 2.1%
Apple Inc	434,142	89,072,914
Textiles, Apparel & Luxury Goods – 1.4%
Gildan Activewear Inc	296,494	14,599,365
LVMH Moet Hennessy Louis Vuitton SE	34,148	17,881,608
Moncler SpA	163,090	9,295,116
NIKE Inc - Class B	224,410	15,942,086
		57,718,175
Trading Companies & Distributors – 1.2%
Ferguson Enterprises Inc/DE	237,139	51,811,609
Wireless Telecommunication Services – 1.3%
T-Mobile US Inc	227,095	54,107,655
Total Common Stocks (cost $2,296,972,400)		4,239,992,020
Preferred Stocks – 0.2%
Automobiles – 0.2%
Dr Ing hc F Porsche AGž (cost $15,007,111)	179,657	8,874,511
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $9,401,252)	12,941,830	935,681
Investments Purchased with Cash Collateral from Securities Lending – 1.1%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	38,367,560	38,367,560
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 7/1/25	$9,591,890	9,591,890
Total Investments Purchased with Cash Collateral from Securities Lending (cost $47,959,450)		47,959,450
Total Investments (total cost $2,369,340,213) – 101.3%		4,297,761,662
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(54,844,356)
Net Assets – 100%		$4,242,917,306

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,191,635,224	74.3%
United Kingdom	202,222,568	4.7
France	177,305,455	4.1
Canada	136,303,125	3.2
Netherlands	101,733,192	2.4
Sweden	100,672,521	2.3
Taiwan	69,282,706	1.6
Italy	60,091,902	1.4
Switzerland	43,646,500	1.0
Austria	42,906,538	1.0
Japan	41,365,842	1.0
Spain	38,260,926	0.9
Germany	25,869,302	0.6
Ireland	23,474,752	0.5
India	19,167,291	0.4
Belgium	16,167,282	0.4
Denmark	7,656,536	0.2
Total	$4,297,761,662	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$22,611,347	$298,984,672	$(321,596,019)	$(752)	$752	$-	-	$533,584
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	14,011,060	229,159,223	(204,802,723)	-	-	38,367,560	38,367,560	43,922 ∆
Total Affiliated Investments - 0.9%
	$36,622,407	$528,143,895	$(526,398,742)	$(752)	$752	$38,367,560	38,367,560	$577,506

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Total return swaps:
Average notional amount	$9,290,632

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$8,874,511, which represents 0.2% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $935,681, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$935,681	0.0%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$4,239,992,020	$-	$-
Preferred Stocks	8,874,511	-	-
Private Placements	-	-	935,681
Investments Purchased with Cash Collateral from Securities Lending	-	47,959,450	-
Total Assets	$4,248,866,531	$47,959,450	$935,681

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of June 30, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70231 08-25